Investing Activities	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Investing Activities

6.	Investing Activities

All securities are trading securities and are presented in the consolidated financial statements at fair value. For purposes of determining realized gains and losses, the cost of securities sold is based on specific identification.

All unrealized and realized gains and losses, including interest and dividends from investing activities, are included in the consolidated statements of operations within “gain (loss) on investments, net.”

Cost and fair value of marketable securities as of December 31, 2022, was as follows.

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Common stocks	$-	$8	$8
Total	$-	$8	$8

We did not have any held to maturity marketable securities as of December 31, 2022.

Cost and fair value of noncurrent marketable securities as of December 31, 2022, and December 31, 2021, was as follows:

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Private equity	$688	$2,573	$3,261
Total	$688	$2,573	$3,261

(Amounts in thousands)	Amortized Costs	Net gains	Fair value
Private equity	$1,615	$2,310	$3,925
Total	$1,615	$2,310	$3,925

The noncurrent investments are in certain fairly-illiquid private equity funds. These equity funds are presented within the investments line on our consolidated balance sheets. The private equity funds invest in selected equity investments. Opportunities for redemption are limited and depend on locating another investor to purchase the interest that we desire to sell. As of December 31, 2022, and December 31, 2021, we had unfunded commitments to invest $1.5 million and $1.6 million, respectively. During the year ended December 31, 2022, we did not recognize a net gain or loss from the sale of trading securities. During the year ended December 31, 2021, we did not recognize a net gain or loss from the sale of trading securities. During the year ended December 31, 2020, we recognized a net loss of trading securities of $0.2 million. These balances are included within investments on the consolidated balance sheets.